Income Taxes - Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
US federal statutory corporate tax rate	21.00%	21.00%
State and local tax	1.02%	2.87%
Stock-based compensation	(0.74%)	(0.68%)
Fair value of warrants	(9.33%)	6.37%
Others	(0.79%)	0.03%
Foreign tax rate differential	0.23%	0.09%
R&D tax credit	0.00%	0.13%
Unrecognized tax benefits	(0.02%)	0.08%
Interest - Pre-Closing Bridge Notes	0.00%	(6.54%)
Restructuring costs	0.00%	(3.19%)
Change in valuation allowance	(11.75%)	(20.29%)
Effective Tax Rate	(0.38%)	(0.13%)